BALANCE SHEET - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Apr. 15, 2021
Current assets:
Cash	$ 243,991			$ 754,893
Due from related party			$ 90,000	50,000
Prepaid expenses	156,201			164,955
Total current assets	400,192			969,848
Long term prepaid expense	4,659			110,682
Investments held in Trust Account	115,803,480			115,010,543
Total assets	116,208,331			116,091,073
Current liabilities:
Due to related party				26,129
Accrued expenses	1,167,152			110,342
Total current liabilities	1,167,152			136,471
Deferred underwriting commissions	4,025,000			4,025,000
Total liabilities	5,192,152			4,161,471
Ordinary shares subject to possible redemption, 11,500,000 shares at redemption value of $10.00	115,803,480			115,000,000
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(4,787,601)			(3,070,698)
Total shareholders’ deficit	(4,787,301)	$ (3,532,819)	$ (3,228,537)	(3,070,398)	$ (25,293)	$ 18,593
Total Liabilities, Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	116,208,331			116,091,073
Common Class A [Member]
Shareholders’ Deficit:
Common stock	12			12
Common Class B [Member]
Shareholders’ Deficit:
Common stock	$ 288			$ 288